Nature of operations	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Nature of operations	Nature of operations: Methanex Corporation ("the Company") is an incorporated entity with corporate offices in Vancouver, Canada. The Company’s operations consist primarily of the production and sale of methanol and ammonia, both a commodity chemical. The Company is the world’s largest producer and supplier of methanol and serves customers in Asia Pacific, North America, Europe and South America.